Operating Expenses - Components of Operating Expenses (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Operating Expenses 1 [abstract]
Salaries, commissions and allowances	$ 2,431	$ 2,505
Share-based payments	56	48
Post-employment benefits	130	143
Total staff costs	2,617	2,696
Goods and services	1,411	1,038
Content	265	240
Telecommunications	48	43
Facilities	72	119
Fair value adjustments	0	(5)
Total operating expenses	$ 4,413	$ 4,131